July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.5%
BHP Group Ltd., Class DI	9,036	$ 223,956
Brazil — 1.2%
Banco Santander Brasil SA	27,723	130,853
Banco Santander Brasil SA, ADR	1,857	8,765
Grupo SBF SA	24,764	48,603
Lojas Renner SA	102,642	298,236
NU Holdings Ltd./Cayman Islands, Class A(a)	7,796	95,267
YDUQS Participacoes SA	13,525	31,255
		612,979
Chile — 0.2%
Banco de Chile	513,240	70,700
Banco de Chile, ADR	1,608	43,930
		114,630
China — 29.2%
3SBio, Inc.(b)	8,500	34,363
Agricultural Bank of China Ltd., Class H	102,000	66,822
Alibaba Group Holding Ltd.	111,020	1,669,160
Bank of China Ltd., Class H	818,000	472,160
BeOne Medicines Ltd.(a)	5,700	129,586
Bilibili, Inc., Class Z(a)	700	16,015
BOE Technology Group Co. Ltd., Class A	309,800	173,300
BYD Co. Ltd., Class A	12,600	182,770
BYD Co. Ltd., Class H	27,000	394,223
China Construction Bank Corp., Class H	493,000	504,242
China Hongqiao Group Ltd.	12,000	31,655
China International Capital Corp. Ltd., Class A	28,000	140,187
China Life Insurance Co. Ltd., Class H	187,000	540,170
China Resources Land Ltd.	26,000	95,341
China State Construction Engineering Corp. Ltd., Class A	16,000	12,543
Chow Tai Fook Jewellery Group Ltd.	15,400	25,719
CSC Financial Co. Ltd., Class A	2,400	8,492
Geely Automobile Holdings Ltd.	62,000	139,067
Gree Electric Appliances, Inc. of Zhuhai, Class A	71,900	454,402
Huatai Securities Co. Ltd., Class A	179,700	498,435
IEIT Systems Co. Ltd., Class A	19,600	150,916
Industrial & Commercial Bank of China Ltd., Class H	421,000	322,581
Innovent Biologics, Inc.(a)(b)	8,500	105,214
JD Logistics, Inc.(a)(b)	19,400	33,621
JD.com, Inc., Class A	27,960	440,704
KE Holdings, Inc., Class A	18,199	111,305
Kuaishou Technology(a)(b)	2,600	25,387
Meituan, Class B(a)(b)	43,580	672,332
Midea Group Co. Ltd., Class A	21,900	212,694
NetEase, Inc.	23,770	621,401
PDD Holdings, Inc., ADR(a)	1,098	124,568
PetroChina Co. Ltd., Class H	385,700	376,918
Ping An Insurance Group Co. of China Ltd., Class A	38,500	312,778
Ping An Insurance Group Co. of China Ltd., Class H	60,500	415,354
Pop Mart International Group Ltd.(b)	1,000	31,194
RiseSun Real Estate Development Co. Ltd., Class A(a)	1	—
SAIC Motor Corp. Ltd., Class A	17,600	41,818
Sany Heavy Equipment International Holdings Co. Ltd.	6,000	5,627
SF Holding Co. Ltd., Class A	17,600	112,069
Simcere Pharmaceutical Group Ltd.(b)	42,000	70,428
Tencent Holdings Ltd.	40,100	2,807,489
Topsports International Holdings Ltd.(b)	127,000	51,238
Trip.com Group Ltd.	1,850	114,853
Uni-President China Holdings Ltd.	367,000	463,657
Security	Shares	Value
China (continued)
Weichai Power Co. Ltd., Class A	41,800	$ 87,528
Xiaomi Corp., Class B(a)(b)	132,400	890,781
ZMJ Group Co. Ltd., Class H	79,400	151,170
		14,342,277
Greece — 0.6%
Eurobank Ergasias Services and Holdings SA, Class R	51,143	187,713
OPAP SA, Class R	4,738	106,302
		294,015
Hong Kong — 0.1%
Sino Biopharmaceutical Ltd.	46,000	44,054
Hungary — 0.0%
OTP Bank Nyrt	64	5,193
India — 14.6%
Aarti Industries Ltd.	2,496	11,916
Ajanta Pharma Ltd.	1,477	46,218
Axis Bank Ltd.	13,646	165,718
Bajaj Finance Ltd.	8,562	85,683
Berger Paints India Ltd.	14,562	93,572
Bharat Electronics Ltd.	6,871	29,850
Bharat Petroleum Corp. Ltd.	8,655	32,343
Bharti Airtel Ltd.	20,228	440,346
Bharti Hexacom Ltd.	1,205	25,249
City Union Bank Ltd.	19,799	48,182
Coromandel International Ltd.	1,909	58,374
Dalmia Bharat Ltd.	1,606	40,794
Divi’s Laboratories Ltd.	73	5,467
DLF Ltd.	1,631	14,506
Dr. Lal PathLabs Ltd.(b)	3,625	129,735
Emami Ltd.	2,823	19,281
Firstsource Solutions Ltd.	4,348	16,870
Fortis Healthcare Ltd.	11,233	109,384
GE Vernova T&D India Ltd.	2,685	83,579
GlaxoSmithKline Pharmaceuticals Ltd.	465	16,704
Great Eastern Shipping Co. Ltd.	3,007	32,084
HCL Technologies Ltd.	6,872	114,557
HDFC Bank Ltd.	29,588	678,994
Hindalco Industries Ltd.	10,290	79,661
Hindustan Aeronautics Ltd.	1,065	54,811
Hindustan Petroleum Corp. Ltd.	3,531	16,765
Hindustan Unilever Ltd.	783	22,487
Hindustan Zinc Ltd.	9,443	45,463
Hitachi Energy India Ltd.	222	50,576
ICICI Bank Ltd.	27,538	463,720
ICICI Bank Ltd., ADR	1,485	50,044
IndiaMart InterMesh Ltd.(b)	3,751	110,357
Indian Hotels Co. Ltd.	1,716	14,433
Indian Oil Corp. Ltd.	10,916	18,034
Indraprastha Gas Ltd.	11,831	27,464
Infosys Ltd.	23,271	395,769
Infosys Ltd., ADR	2,306	38,556
Intellect Design Arena Ltd.	3,755	43,568
InterGlobe Aviation Ltd.(a)(b)	1,208	81,067
ITC Ltd.	20,974	98,362
Jindal Saw Ltd.	11,398	27,330
JK Cement Ltd.	1,152	87,236
KEC International Ltd.	2,453	24,012
Kotak Mahindra Bank Ltd.	4,731	106,591
L&T Finance Ltd.	6,133	14,109
Larsen & Toubro Ltd.	6,390	264,263
Lemon Tree Hotels Ltd.(a)(b)	18,665	31,740

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
LIC Housing Finance Ltd.	5,965	$ 39,724
Lupin Ltd.	650	14,207
Mahanagar Gas Ltd.	870	13,400
Mahindra & Mahindra Ltd.	3,892	141,780
Maruti Suzuki India Ltd.	282	40,450
MOIL Ltd., Class A	9,590	37,406
Multi Commodity Exchange of India Ltd.	181	15,795
National Aluminium Co. Ltd.	44,303	92,930
Navin Fluorine International Ltd.	279	16,037
NBCC India Ltd.	20,059	24,574
NCC Ltd./India	13,367	33,040
NTPC Ltd.	16,431	62,361
Oil & Natural Gas Corp. Ltd.	14,643	40,118
One 97 Communications Ltd.(a)	3,055	37,753
Paradeep Phosphates Ltd.(b)	24,127	58,940
Petronet LNG Ltd.	16,297	53,429
Power Grid Corp. of India Ltd.	2,299	7,600
PTC India Ltd.	36,711	80,028
Radico Khaitan Ltd.	1,503	46,798
Reliance Industries Ltd.	31,974	504,949
Sagility India Ltd.(a)	47,479	25,078
SBI Life Insurance Co. Ltd.(b)	1,154	24,142
Solar Industries India Ltd.	242	39,109
SRF Ltd.	480	16,607
State Bank of India	17,362	157,307
Steel Authority of India Ltd.	119,200	168,324
Strides Pharma Science Ltd.	3,806	37,764
Sun Pharmaceutical Industries Ltd.	6,053	117,549
Tata Consultancy Services Ltd.	7,704	265,684
Tata Motors Ltd.	11,443	86,494
Tata Steel Ltd.	6,175	11,089
Tech Mahindra Ltd.	1,477	24,504
Trent Ltd.	792	45,176
UltraTech Cement Ltd.	371	51,656
United Spirits Ltd.	610	9,313
Vedanta Ltd.	12,293	59,367
Welspun Corp. Ltd.	3,240	34,404
Wipro Ltd.	24,867	69,950
Wipro Ltd., ADR(c)	11,652	31,693
Zee Entertainment Enterprises Ltd.	41,419	55,587
		7,157,940
Indonesia — 1.2%
Aneka Tambang Tbk	1,881,800	325,618
Bank Central Asia Tbk PT	251,100	125,850
Bank Mandiri Persero Tbk PT	207,400	56,461
Bank Rakyat Indonesia Persero Tbk PT	348,600	78,062
		585,991
Kuwait — 0.7%
Kuwait Finance House KSCP	138,283	364,130
Malaysia — 1.9%
KPJ Healthcare Bhd	60,000	36,365
Malayan Banking Bhd.	206,700	454,620
Tenaga Nasional Bhd	139,800	425,823
		916,808
Mexico — 1.4%
Coca-Cola Femsa SAB de C.V.	3,269	27,105
Fomento Economico Mexicano SAB de C.V.	2,996	27,047
Security	Shares	Value
Mexico (continued)
Gentera SAB de C.V.	217,669	$ 491,876
Grupo Financiero Banorte SAB de C.V., Class O	16,529	147,302
		693,330
Philippines — 0.3%
International Container Terminal Services, Inc.	21,030	161,477
Poland — 1.4%
Asseco Poland SA	282	15,214
Powszechna Kasa Oszczednosci Bank Polski SA	16,053	351,505
Powszechny Zaklad Ubezpieczen SA	19,323	323,872
Tauron Polska Energia SA(a)	4,876	10,816
		701,407
Qatar — 0.3%
Qatar National Bank QPSC	31,508	161,915
Russia — 0.0%
Alrosa PJSC(a)(d)	1,407,496	174
Saudi Arabia — 3.2%
Al Rajhi Bank	22,025	555,340
Banque Saudi Fransi	7,127	32,561
Power & Water Utility Co. for Jubail & Yanbu	18,035	192,533
Saudi Electricity Co.	27,627	108,635
Saudi National Bank	59,148	590,244
Zamil Industrial Investment Co.(a)	7,584	80,697
		1,560,010
South Africa — 2.7%
Capitec Bank Holdings Ltd.	1,227	237,852
FirstRand Ltd.	84,009	356,749
Gold Fields Ltd.	4,652	113,448
Gold Fields Ltd., ADR	3,461	84,310
Mr. Price Group Ltd.	24,995	289,234
Nedbank Group Ltd.	14,086	192,210
Sanlam Ltd.	2,955	14,217
Sasol Ltd.(a)	2,886	14,846
		1,302,866
South Korea — 10.8%
CJ ENM Co. Ltd.(a)	203	9,568
Coupang, Inc., Class A(a)	9,330	274,582
Dongsung Finetec Co. Ltd.	1,036	20,960
E-MART, Inc.	562	36,036
Hana Financial Group, Inc.	512	31,303
HD Hyundai Heavy Industries Co. Ltd.	547	191,975
HDC Hyundai Development Co-Engineering & Construction, Class E	3,836	64,713
HL Mando Co. Ltd.	4,810	119,557
Hugel, Inc.(a)	270	65,172
Hyundai Elevator Co. Ltd.	2,566	156,618
Hyundai Marine & Fire Insurance Co. Ltd.(a)	4,254	80,291
Hyundai Steel Co.	10,197	259,532
KB Financial Group, Inc.	2,032	161,439
KB Financial Group, Inc., ADR	764	60,471
Kia Corp.	3,420	250,244
Korea Electric Power Corp.	1,267	34,997
Korea Shipbuilding & Offshore Engineering Co. Ltd.	772	198,390
KT Corp., ADR	16,770	338,586
Netmarble Corp.(b)	1,606	68,587
Pan Ocean Co. Ltd.	33,767	102,046
PharmaResearch Co. Ltd.	459	182,699
Samsung E&A Co. Ltd.	25,787	488,977
Samsung Electronics Co. Ltd.	30,441	1,551,393
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Samsung Securities Co. Ltd.	4,759	$ 241,255
SK Hynix, Inc.	1,528	296,151
SK Telecom Co. Ltd.	281	11,350
		5,296,892
Taiwan — 18.8%
Accton Technology Corp.	5,000	147,671
Advantech Co. Ltd.	2,000	22,248
Arcadyan Technology Corp.	51,000	376,886
ASE Technology Holding Co. Ltd.	21,000	101,837
ASPEED Technology, Inc.	2,000	302,882
Bizlink Holding, Inc.	4,039	121,480
Delta Electronics, Inc.	22,000	414,438
Ennoconn Corp.	3,000	30,499
Hon Hai Precision Industry Co. Ltd.	3,000	17,642
King Yuan Electronics Co. Ltd.	87,000	340,315
Kinik Co.	3,000	32,386
L&K Engineering Co. Ltd.	5,000	53,834
MediaTek, Inc.	13,000	588,699
Nanya Technology Corp.(a)	12,000	17,666
Phison Electronics Corp.	25,000	438,869
Primax Electronics Ltd.	123,000	298,104
Realtek Semiconductor Corp.	5,000	95,604
TA Chen Stainless Pipe	339,000	444,372
Taiwan Semiconductor Manufacturing Co. Ltd.	134,000	5,158,900
United Integrated Services Co. Ltd.	9,000	236,288
		9,240,620
Thailand — 3.1%
Advanced Info Service PCL, NVDR	51,700	459,342
Bangkok Bank PCL, NVDR	57,900	261,712
CP ALL PCL, NVDR	123,300	178,148
Delta Electronics Thailand PCL, NVDR	11,100	49,134
Krungthai Card PCL, NVDR	9,100	7,919
PTT Exploration & Production PCL, NVDR	94,300	363,029
Thai Oil PCL, NVDR	186,100	195,749
		1,515,033
Turkey — 0.5%
KOC Holding A/S, Class A	3,171	13,970
Migros Ticaret A/S, Class A	14,329	184,789
Tofas Turk Otomobil Fabrikasi A/S, Class A	2,395	13,578
Turkiye Garanti Bankasi A/S, Class A	12,609	44,206
		256,543
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	37,733	166,972
Emaar Properties PJSC	79,519	329,312
First Abu Dhabi Bank PJSC	26,876	131,480
		627,764
Total Common Stocks — 94.0% (Cost: $37,424,127)		46,180,004
Security	Shares	Value
Preferred Securities
Preferred Stocks — 1.4%
Brazil — 1.4%
Banco Bradesco SA	88,620	$ 245,782
Itau Unibanco Holding SA	44,185	277,441
Petroleo Brasileiro SA - Petrobras	25,811	150,453
		673,676
Total Preferred Securities — 1.4% (Cost: $527,421)		673,676
Warrants
TA Chen Stainless Pipe Co. Ltd., (Expires 08/20/25, Strike Price TWD 31.00)(a)(e)	158,000	2,031
Total Warrants — 0.0% (Cost: $ — )		2,031
Total Long-Term Investments — 95.4% (Cost: $37,951,548)		46,855,711
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	15,995	16,002
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(f)(g)	2,009,958	2,009,958
Total Short-Term Securities — 4.1% (Cost: $2,025,958)		2,025,960
Total Investments — 99.5% (Cost: $39,977,506)		48,881,671
Other Assets Less Liabilities — 0.5%		245,196
Net Assets — 100.0%		$ 49,126,867

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,031, representing less than 0.05% of its net assets as of period end, and an original cost of $0.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Advantage Emerging Markets Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 229,216	$ —	$ (213,214)(a)	$ 17	$ (17)	$ 16,002	15,995	$ 66 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	134,352,787	—	(132,342,829)(a)	—	—	2,009,958	2,009,958	33,501	—
				$ 17	$ (17)	$ 2,025,960		$ 33,567	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	33	09/19/25	$ 2,043	$ 50,857
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 223,956	$ —	$ 223,956
Brazil	612,979	—	—	612,979
Chile	114,630	—	—	114,630
China	124,568	14,217,709	—	14,342,277
Greece	106,302	187,713	—	294,015
Hong Kong	—	44,054	—	44,054
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hungary	$ —	$ 5,193	$ —	$ 5,193
India	203,872	6,954,068	—	7,157,940
Indonesia	—	585,991	—	585,991
Kuwait	—	364,130	—	364,130
Malaysia	—	916,808	—	916,808
Mexico	693,330	—	—	693,330
Philippines	—	161,477	—	161,477
Poland	—	701,407	—	701,407
Qatar	—	161,915	—	161,915
Russia	—	—	174	174
Saudi Arabia	—	1,560,010	—	1,560,010
South Africa	290,737	1,012,129	—	1,302,866
South Korea	673,639	4,623,253	—	5,296,892
Taiwan	—	9,240,620	—	9,240,620
Thailand	—	1,515,033	—	1,515,033
Turkey	—	256,543	—	256,543
United Arab Emirates	—	627,764	—	627,764
Preferred Securities
Preferred Stocks	673,676	—	—	673,676
Warrants	—	2,031	—	2,031
Short-Term Securities
Money Market Funds	2,025,960	—	—	2,025,960
	$ 5,519,693	$ 43,361,804	$ 174	$ 48,881,671
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 50,857	$ —	$ —	$ 50,857

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PIPE	Private Investment in Public Equity
PJSC	Public Joint Stock Company
SAW	State Aid Withholding
SRF	State Revolving Fund
TA	Tax Allocation